Segments and Geographic Areas - Percentage of Revenue Earned by Geographical Area (Detail) - segment	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Number of reportable segment	1
Geographic Concentration Risk | Sales | Gulf of Mexico
Concentration Risk [Line Items]
Percentage of revenue earned by geographical area	81.60%	56.90%	38.10%
Geographic Concentration Risk | Sales | Nigeria
Concentration Risk [Line Items]
Percentage of revenue earned by geographical area	11.20%	43.10%	60.30%
Geographic Concentration Risk | Sales | Other Geographic Areas
Concentration Risk [Line Items]
Percentage of revenue earned by geographical area	7.20%		1.60%